Accrued expenses (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accrued expenses
Accrued expenses

	As of March 31,
	2022	2021
Accrued payroll	$480,404	$544,183
Accrued rental fee	77,777	227,076
Accrued promotion fee	51,252	75,539
Audit fee payable	20,000	—
Accrued Interest	219,097	—
Financing consultant fee payable	—	200,000
Accrued compensation benefit	—	5,077
Other	13,020	54
Total	$861,550	$1,051,929

	As of March 31,
	2021	2020
Accrued payroll	$544,183	$—
Accrued rental fee	227,076	136,278
Financing consultant fee payable	200,000	—
Accrued promotion fee	75,539	80,720
Accrued compensation benefit	5,077	3,095
Other	54	7,432
Total	$1,051,929	$227,525